Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value

	Fair value measurements as of December 31, 2024 using:
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$1,713	$1,713
Contingent consideration liabilities	—	—	6,147	6,147
	$—	$—	$7,860	$7,860

	Fair value measurements as of December 31, 2023 using:
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$2,477	$2,477
Contingent consideration liabilities	—	—	16,625	16,625
	$—	$—	$19,102	$19,102

Schedule of aging of trade receivables
The following table presents the aging of the Company’s trade receivables as of December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
0 to 90 days	$56,042	$46,720
91 to 180 days	4,437	7,644
181 days +	3,511	5,634
Trade accounts receivable	$63,990	$59,998

Schedule of gross remaining contractual obligations
In addition to the commitments outlined in Note 26 — Commitments and contingencies, the Company had the following financial obligations as of December 31, 2024 and 2023:

	Note	< 1 Year	1 to 3 Years	Total
As of December 31, 2024:
Accounts payable		$79,129	$—	$79,129
Accrued expenses	14	102,188	—	102,188
Income tax payable	23	23,414	—	23,414
Lease liabilities, finance	11	10,995	150,683	161,678
Lease liabilities, operating	11	17,333	106,192	123,525
Notes payable	15,27	101,723	466,897	568,620
Liabilities held for sale	5	8,905	—	8,905
Other current liabilities		652	—	652
Contingent consideration liability	4	3,310	2,837	6,147
Deferred consideration liability	4	33,068	2,000	35,068
Deferred tax liability	23	—	244,601	244,601
Uncertain tax position	23	—	392,188	392,188
Other long-term liability		—	1,133	1,133
		$380,717	$1,366,531	$1,747,248

	Note	< 1 Year	1 to 3 Years	Total
As of December 31, 2023:
Accounts payable		$79,319	$—	$79,319
Accrued expenses	14	101,311	—	101,311
Income tax payable	23	198,056	—	198,056
Lease liabilities, finance	11	9,428	159,961	169,389
Lease liabilities, operating	11	15,993	110,398	126,391
Notes payable	15,27	39,478	548,289	587,767
Liabilities held for sale	5	9,173	—	9,173
Other current liabilities		1,256	—	1,256
Contingent consideration liability	4	11,901	4,724	16,625
Deferred consideration liability	4	22,342	21,310	43,652
Deferred tax liability	23	—	297,185	297,185
Uncertain tax position	23	—	79,142	79,142
Other long-term liability		—	1,346	1,346
		$488,257	$1,222,355	$1,710,612